BLACKROCK FUNDSSM
BlackRock Aurora Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Small Cap Core Equity Portfolio

SUPPLEMENT DATED DECEMBER 11, 2009 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 28, 2009

     The following changes are made to the Statement of Additional Information with respect to BlackRock Aurora Portfolio (“Aurora Portfolio”), BlackRock Mid-Cap Value Equity Portfolio (“Mid-Cap Value Equity Portfolio”) and BlackRock Small Cap Core Equity Portfolio (“Small Cap Core Equity Portfolio”):

     The section entitled “Portfolio Managers and Portfolio Transactions” beginning on page 135 is revised to delete the first paragraph on page 135 under the subsection entitled “Portfolio Managers – Other Funds and Accounts Managed” and replace it with the following:

     The following table sets forth information about funds and accounts other than the Mid-Cap Value Equity Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Anthony F. Forcione	4	1	18	0	0	0
	$2,072,376,711	$19,810	$1,120,078,383	$0	$0	$0

Kate O’Connor	5	1	18	0	0	0
	$2,101,676,562	$19,810	$1,154,062,856	$0	$0	$0

     The section entitled “Portfolio Managers and Portfolio Transactions” beginning on page 135 is revised to delete the fourth paragraph on page 135 under the subsection entitled “Portfolio Managers – Other Funds and Accounts Managed” and replace it with the following:

     The following table sets forth information about funds and accounts other than the Small Cap Core Equity Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Anthony F. Forcione	4	1	18	0	0	0
	$2,695,712,958	$19,810	$1,120,078,383	$0	$0	$0

Kate O’Connor	5	1	18	0	0	0
	$2,725,012,809	$19,810	$1,154,062,856	$0	$0	$0

     The section entitled “Portfolio Managers and Portfolio Transactions” beginning on page 135 is revised to delete the fourth paragraph on page 137 under the subsection entitled “Portfolio Managers – Other Funds and Accounts Managed” and replace it with the following:

     The following table sets forth information about funds and accounts other than the Aurora Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of September 30, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Management Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Anthony F. Forcione	4	1	18	0	0	0
	$2,288,479,689	$19,810	$1,120,078,383	$0	$0	$0

Kate O’Connor	5	1	18	0	0	0
	$2,317,779,539	$19,810	$1,154,062,856	$0	$0	$0

     The paragraph entitled “Portfolio Manager Beneficial Holdings” on page 142 is revised to modify the entries for Anthony F. Forcione and Kate O’Connor in the table appearing therein as follows:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned as of December 10, 2009
Anthony F. Forcione	Aurora Portfolio	None
	Mid-Cap Value Equity Portfolio	$1 - $10,000
	Small Cap Core Equity Portfolio	None

Kate O’Connor	Aurora Portfolio	$10,001 - $50,000
	Mid-Cap Value Equity Portfolio	None
	Small Cap Core Equity Portfolio	$50,001 - $100,000

Shareholders should retain this Supplement for future reference.

Code #SAI-AUMCVSCC-1209SUP